Risk Lose Money [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	119 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE One-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	2.47%	1.75%
HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	2.81%	2.03%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.16%
C000151801 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.77%	0.30%	(2.66%)
Performance Inception Date			Jan. 28, 2015
C000151801 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.34%)	(0.78%)	(3.32%)
Performance Inception Date			Jan. 28, 2015
C000151801 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.46%	(0.23%)	(2.22%)
Performance Inception Date			Jan. 28, 2015
C000151802 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	0.75%	(2.80%)
Performance Inception Date			Jan. 28, 2015
C000151809 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	1.76%	(1.84%)
Performance Inception Date			Jan. 28, 2015